Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2009

Prepaid expenses	$31,070	$50,335
Prepaid insurance	29,948	31,699
Prepaid services paid for with common stock	172,118	21,537
Prepaid loan costs	25,000	—

	$258,136	$103,571